ACCRUED EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accrued interest	$ 106,563	$ 72,904
Accrued operating expenses	469,823	343,136
Total	576,386	$ 416,040
Thalesco Eurotronics Pte Ltd
Accrued interest	$ 2,000,000